Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Net loss	$ 8,396	$ 5,526	$ 17,301	$ 11,589
Other comprehensive loss:
Net unrealized loss (gain) on available for sale securities	34	(725)	164	(463)
Comprehensive loss	$ 8,430	$ 4,801	$ 17,465	$ 11,126